Commitments and Contingencies - Non-cancellable Operating Lease Rentals Payable (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Non-cancellable operating lease rentals payable
2013	$ 7,680
2014	5,672
2015	4,183
2016	3,627
2017	2,075
Thereafter	4,869
Total	$ 28,106